SUMMARY OF CONTRACTUAL UNDISCOUNTED CASH FLOW FINANCIAL LIABILITIES (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 316,438	$ 312,893
Loan payable	40,000	$ 40,000
Total financial liabilities	356,438
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	316,438
Loan payable
Total financial liabilities	316,438
Later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Loan payable	40,000
Total financial liabilities	40,000
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	316,438
Loan payable	40,000
Total financial liabilities	$ 356,438